UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-21598

Name of Registrant:	Putnam RetirementReady Funds

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam RetirementReady Funds
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	7/31/14

Date of reporting period:	07/01/2014 - 06/30/2015

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2055 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2050 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2045 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2040 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2035 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2030 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2025 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2020 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2015 Fund
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam Retirement Income Fund Lifestyle 1
Date of Fiscal Year End :	07/31/2014
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam RetirementReady Funds

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 14, 2015

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 14, 2015

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liason of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison	August 6, 2015

Jonathan S. Horwitz

Schedule A

Putnam American Government Income Fund

Putnam Arizona Tax Exempt Income Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam Equity Income Fund

Putnam Europe Equity Fund

Putnam Funds Trust

George Putnam Balanced Fund

Putnam Global Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Natural Resources Fund

Putnam Global Utilities Fund

The Putnam Fund for Growth and Income

Putnam High Income Securities Fund

Putnam High Yield Advantage Fund

Putnam High Yield Trust

Putnam Income Fund

Putnam Investment Grade Municipal Trust

Putnam International Equity Fund

Putnam Investment Funds

Putnam Investors Fund

Putnam Limited Duration Government Income Fund

Putnam Managed Municipal Income Trust

Putnam Massachusetts Tax Exempt Income Fund

Putnam Master Intermediate Income Trust

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Recovery Fund

Putnam Multi-Cap Growth Fund

Putnam Municipal Opportunities Trust

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Premier Income Trust

Putnam RetirementReady→ Funds

Putnam Tax Exempt Income Fund

Putnam Tax Exempt Money Market Fund

Putnam Tax-Free Income Trust

Putnam U.S. Government Income Trust

Putnam Vista Fund

Putnam Variable Trust

Putnam Voyager Fund